Premises and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure Of Property Plant And Equipment [Abstract]
Premises And Equipment
16.	PREMISES AND EQUIPMENT

(1)	Details of premises and equipment as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,662,448	683,221	305,581	71,952	68,440	—	2,791,642
Right-of-use asset	—	557,049	21,894	—	—	—	578,943
Carrying value	1,662,448	1,240,270	327,475	71,952	68,440	—	3,370,585

	December 31, 2025
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,983,149	708,535	377,217	75,958	45,761	213	3,190,833
Right-of-use asset	—	554,148	35,836	—	—	—	589,984
Carrying value	1,983,149	1,262,683	413,053	75,958	45,761	213	3,780,817

(2)	Details of premises and equipment (owned) as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,663,108	1,087,536	1,305,020	505,417	68,440	20	4,629,541
Accumulated depreciation	—	(404,315)	(999,439)	(433,465)	—	(20)	(1,837,239)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,662,448	683,221	305,581	71,952	68,440	—	2,791,642

	December 31, 2025
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,983,809	1,125,471	1,465,257	514,364	45,761	331	5,134,993
Accumulated depreciation	—	(416,885)	(1,087,440)	(438,406)	—	(118)	(1,942,849)
Accumulated impairment losses	(660)	(51)	(600)	—	—	—	(1,311)

Net carrying value	1,983,149	708,535	377,217	75,958	45,761	213	3,190,833

(3)	Details of changes in premises and equipment (owned) are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,695,357	730,676	261,278	58,352	32,184	—	2,777,847
Acquisitions	43	18,107	112,908	24,874	8,790	—	164,722
Disposals	(367)	(530)	(13,630)	(1,017)	(3,600)	—	(19,144)
Depreciation	—	(33,318)	(96,684)	(21,062)	—	—	(151,064)
Classification of assets held for sale	(936)	(1,568)	—	—	—	—	(2,504)
Transfer	5,445	(3,347)	—	—	—	—	2,098
Foreign currencies translation adjustments	638	322	296	186	(68)	—	1,374
Business combination	9,530	9,530	318	—	—	—	19,378
Others	2	(134)	578	36	(112)	—	370

Ending balance	1,709,712	719,738	265,064	61,369	37,194	—	2,793,077

	For the year ended December 31, 2024
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,709,712	719,738	265,064	61,369	37,194	—	2,793,077
Acquisitions	215	27,919	125,793	29,714	38,215	—	221,856
Disposals	(7,602)	—	(2,358)	(1,556)	—	—	(11,516)
Depreciation	—	(33,905)	(99,634)	(22,304)	—	—	(155,843)
Classification of assets held for sale	(26,007)	(12,416)	—	—	—	—	(38,423)
Transfer	(22,991)	(19,353)	6,440	853	(7,293)	—	(42,344)
Foreign currencies translation adjustments	1,876	726	4,409	3,061	333	—	10,405
Business combination	—	—	1,283	—	—	—	1,283
Others	7,245	512	4,584	815	(9)	—	13,147

Ending balance	1,662,448	683,221	305,581	71,952	68,440	—	2,791,642

	For the year ended December 31, 2025
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,662,448	683,221	305,581	71,952	68,440	—	2,791,642
Acquisitions	27,841	30,287	159,726	29,173	80,507	—	327,534
Disposals	(998)	(1,262)	(2,087)	(1,366)	(31,355)	—	(37,068)
Depreciation (*)	—	(34,865)	(106,372)	(25,270)	—	(2)	(166,509)
Classification of assets held for sale	(78,582)	(28,897)	—	—	—	—	(107,479)
Transfer	57,009	(3,612)	7,751	1,342	(72,587)	100	(9,997)
Foreign currencies translation adjustments	(1,267)	(498)	(1,432)	(434)	(49)	—	(3,680)
Business combination	316,698	64,224	15,135	546	—	115	396,718
Others	—	(63)	(1,085)	15	805	—	(328)

Ending balance	1,983,149	708,535	377,217	75,958	45,761	213	3,190,833

(*)	Depreciation of premises and equipment (owned) is included in insurance service expenses and general and administrative expenses in the consolidated statement of comprehensive income.

(4)	Details of right-of-use assets as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Building	Equipment and vehicles	Total
Acquisition cost	1,031,511	39,113	1,070,624
Accumulated depreciation	(474,462)	(17,219)	(491,681)

Net carrying value	557,049	21,894	578,943

	December 31, 2025
	Building	Equipment and vehicles	Total
Acquisition cost	1,163,535	73,344	1,236,879
Accumulated depreciation	(609,387)	(37,508)	(646,895)

Net carrying value	554,148	35,836	589,984

(5)	Details of changes in right-of-use assets for the years ended December 31, 2023, 2024, and 2025 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Building	Equipment and vehicles	Total
Beginning balance	349,494	15,589	365,083
New contracts	192,111	18,699	210,810
Changes in contract	25,570	138	25,708
Termination	(15,340)	(1,647)	(16,987)
Depreciation	(201,232)	(12,133)	(213,365)
Business combination	675	271	946
Others	11,424	63	11,487

Ending balance	362,702	20,980	383,682

	For the year ended December 31, 2024
	Building	Equipment and vehicles	Total
Beginning balance	362,702	20,980	383,682
New contracts	353,531	12,809	366,340
Changes in contract	80,622	78	80,700
Termination	(17,579)	(1,535)	(19,114)
Depreciation	(230,345)	(12,962)	(243,307)
Business combination	1,129	73	1,202
Others	6,989	2,451	9,440

Ending balance	557,049	21,894	578,943

	For the year ended December 31, 2025
	Building	Equipment and vehicles	Total
Beginning balance	557,049	21,894	578,943
New contracts	175,229	26,333	201,562
Changes in contract	59,921	(194)	59,727
Termination	(24,869)	(1,409)	(26,278)
Depreciation (*)	(258,847)	(13,332)	(272,179)
Business combination	45,256	2,317	47,573
Others	409	227	636

Ending balance	554,148	35,836	589,984

(*)	Depreciation of right-of-use assets for the current period is included in insurance service expenses and general and administrative expenses in the consolidated statement of comprehensive income.